VESSELS AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Frontline 2012 [Member]	Dec. 31, 2010 Front VLCC Shanghai renamed Gulf Eyadah [Member] Sale and Lease Back Transactions [Member]	Dec. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member] Sale and Lease Back Transactions [Member]	Dec. 31, 2012 Front Pride [Member]	Dec. 31, 2013 Vessels and Equipment [Member]	Dec. 31, 2012 Vessels and Equipment [Member]	Dec. 31, 2011 Vessels and Equipment [Member]	Dec. 31, 2011 Vessel [Member] vessel	Dec. 31, 2013 Vessel [Member]	Dec. 31, 2012 Vessel [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period								$ 408,525,000	$ 459,312,000	$ 1,608,840,000
Accumulated Depreciation beginning balance								(125,579,000)	(147,020,000)	(178,716,000)
Net Carrying Value Beginning balance	282,946,000							282,946,000	312,292,000	1,430,124,000
Purchase of vessels and equipment								374,000	730,000	56,591,000
Transfers from vessels under capital lease										53,733,000
Other movements cost								(531,000)	443,000	(348,000)
Other movements depreciation								449,000	(341,000)	179,000
Depreciation	99,823,000	114,845,000	195,597,000					(18,434,000)	(18,508,000)	(65,744,000)
Disposals cost									(51,960,000)	(332,495,000)
Disposals depreciation									40,290,000	156,560,000
Disposal of vessels to Frontline 2012 cost										(927,009,000)
Disposal of vessels to Frontline 2012 depreciation										62,144,000
Impairment of vessels	103,700,000	32,000,000	121,400,000	121,400,000			4,700,000			(121,443,000)
Balance, end of period								408,368,000	408,525,000	459,312,000
Accumulated Depreciation ending balance								(143,564,000)	(125,579,000)	(147,020,000)
Net Carrying Value ending balance	264,804,000	282,946,000						264,804,000	282,946,000	312,292,000
Number of vessels the company owns (in vessels)												9	9
Number of Vessels classified as an investment in finance lease.												3	3
Number of vessel-owning subsidiaries sold to Frontline 2012				10
Number of vessels owned by each vessel-owning entity sold to Frontline 2012 (in vessels)				1
Number of Suezmax vessels impaired (in vessels)											5
Number of impaired vessels sold by end of period (in vessels)											4
Number of vessels sold and chartered in from new ownership					1
Acquisitions of vessels (in vessels)						1
Sale Leaseback transaction daily rental revenue					35,000	32,500
Acquisition cost of vessels						$ 56,100,000
Charter duration of new contract with new owners					2 years
Number of vessels purchased which were previously leased under a capital lease											1